Condensed Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (17,458)	$ 11,147
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization	3,600	3,600
Impairment loss		87,338
Equity in income of Local Limited Partnerships	(18,838)	(3,582)
Decrease in prepaid expenses	28,130
Decrease in accrued fees and expenses due to General Partner and affiliates	(10,707)	(89,712)
Gain on sale of Local Limited Partnerships		(137,413)
Net cash used in operating activities	(15,273)	(128,622)
Cash flows from investing activities:
Net proceeds from sale of Local Limited Partnerships		99,440
Advances made to Local Limited Partnerships	(4,020)
Write off of advances made to Local Limited Partnerships	4,020
Distributions received from Local Limited Partnerships	7,927	17,137
Net cash provided by investing activities	7,927	116,577
Net decrease in cash	(7,346)	(12,045)
Cash, beginning of period	153,987	25,677
Cash, end of period	146,641	13,632
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Taxes paid